WARRANTS (Details) (USD $)	3 Months Ended
Mar. 31, 2013
Warrants Details
Warrants outstanding - beginning of year	6,711,733
Warrants exercised
Warrants granted	515,637
Warrants expired
Warrants outstanding - end of period	7,227,370
Weighted Average Exercise Price
Warrants outstanding - beginning of year	$ 0.35
Warrants exercised
Warrants granted	$ 0.33
Warrants expired
Warrants outstanding - end of period	$ 0.33